Consolidated Statements of Loss and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Loss and Comprehensive Loss.
REVENUE	$ 193,230	$ 4,124
COST OF SALES
Operating costs	(45,597)	(1,280)
Depletion and depreciation	(14,953)
Royalties	(4,819)	(111)
Cost of sales	(65,369)	(1,391)
EARNINGS FROM MINING OPERATIONS	127,861	2,733
EXPLORATION AND EVALUATION EXPENSES	(18,939)	(15,108)
GENERAL AND ADMINISTRATIVE EXPENSES	(10,913)	(7,207)
OTHER
Interest income	2,167	341
Depreciation	(277)	(154)
Share based payments	(2,447)	(2,329)
Interest and accretion expense	(8,890)	(1,637)
Loss on early settlement of project loan	(13,219)
Foreign exchange gain (loss)	3,014	(3,726)
Other gain (loss)	41	809
Other expenses (income)	(19,611)	(6,696)
INCOME (LOSS) BEFORE TAXES	78,398	(26,278)
Income taxes	(32,628)
INCOME (LOSS) FOR THE PERIOD	45,770	(26,278)
Items that may in future periods be reclassified to profit or loss:
Foreign currency differences arising on translation	(4,024)	(561)
Items that will not be reclassified to profit or loss:
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 41,746	$ (26,839)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Basic	272,202	241,379
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Diluted	292,816	241,379
EARNINGS (LOSS) PER SHARE - Basic	$ 0.17	$ (0.11)
EARNINGS (LOSS) PER SHARE - Diluted	$ 0.16	$ (0.11)